PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension and postretirement benefits
Defined contribution expense	$ 17.0	$ 16.3	$ 16.3
Expected employer contributions in the next fiscal year	$ 0.6
Benefit obligations
Percentage increase of discount rate (as a percent)	10.00%
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 8.7
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 0.3
Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	4.70%	4.60%	5.10%
Rate of compensation increase, current year (as a percent)	3.10%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	4.60%	5.10%	3.00%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Assumed average retirement age	62 years	62 years	62 years
Assumed health care cost trend rate (as a percent)	5.70%
Assumed health care cost trend rate (as a percent)	4.20%
Plan assets
Pension and postretirement benefits
Employer contributions	$ 0.5
Plan assets | Pension defined benefit plans
Pension and postretirement benefits
Employer contributions		$ (1.7)
Plan assets | Postretirement defined benefit plans
Pension and postretirement benefits
Employer contributions	$ (0.5)	$ (0.8)